Balances and Transactions with Related Parties and Affiliated Companies	12 Months Ended
Dec. 31, 2017
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Balances and Transactions with Related Parties and Affiliated Companies

Note 13. Balances and Transactions with Related Parties and Affiliated Companies

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation and are not disclosed in this Note.

The consolidated statements of financial position and consolidated statements of income include the following balances and transactions with related parties and affiliated companies:

	2017		2016
Balances:
Assets (current included in accounts receivable)
Due from FEMSA and Subsidiaries (see Note 6) (1) (4)	Ps.	402	Ps.	549
Due from The Coca-Cola Company (see Note 6) (1) (4)		2,054		1,857
Due from Heineken Group (1)		290		304
Other receivables (1)		27		64
Shareholders Vonpar (see Note 6)		1,219		—

	Ps.	3,992	Ps.	2,774

Liabilities (current included in suppliers and other liabilities and loans)
Due to FEMSA and Subsidiaries (3) (4)	Ps.	1,038	Ps.	905
Due to The Coca-Cola Company (2) (3) (4)		3,731		4,454
Due to Heineken Group(3)		1,348		1,414
Other payables (3)		330		654

	Ps.	6,447	Ps.	7,427

(1)	Presented within accounts receivable.
(2)	Recorded within bank loans.
(3)	Recorded within accounts payable and suppliers.
(4)	Parent

Balances due from related parties are considered to be recoverable. Accordingly, for the years ended December 31, 2017 and 2016, there was no expense resulting from the uncollectibility of balances due from related parties.

Details of transactions between the Company and other related parties are disclosed as follows:

Transactions	2017		2016		2015
Income:
Sales to affiliated parties	Ps.	4,761	Ps.	4,274	Ps.	3,803
Interest income received from Compañía Panameña de Bebidas, S.A.P.I. de C.V.		—		1		—
Interest income received from BBVA Bancomer, S.A. de C.V.		138		17		13
Expenses:
Purchases and other expenses of FEMSA		7,773		8,328		7,720
Purchases of concentrate from The Coca-Cola Company		33,898		38,146		27,330
Purchases of raw material, beer and operating expenses from Heineken		13,608		8,823		6,944
Advertisement expense paid to The Coca-Cola Company		1,392		2,354		1,316
Purchases from Jugos del Valle		2,604		2,428		2,135
Purchase of sugar to Promotora Industrial Azucarera, S.A. de C.V.		1,885		1,765		1,236
Purchase of sugar from Beta San Miguel		1,827		1,349		1,264
Purchase of sugar, cans and aluminum lids to Promotora Mexicana de Embotelladores, S.A. de C.V.		839		759		587
Purchase of canned products to Industria Envasadora de Queretaro, S.A. de C.V..		804		798		731
Purchase of inventories to Leao Alimentos e Bebidas, LTDA		4,010		3,448		3,359
Purchase of resin from Industria Mexicana de Reciclaje, S.A. de C.V.		267		265		220
Donations to Instituto Tecnologico y de Estudios Superiores de Monterrey, A.C. (1) (2)		47		1		—
Donations to Fundación Femsa, A.C.		2		92		—
Interest expense paid to The Coca-Cola Company		11		—		1
Insurance premiums for policies with Grupo Nacional Provincial, S.A.B. (1)		—		1		22
Other expenses with related parties		202		185		24

(1)	One or more members of the Board of Directors or senior management of the Company are also members of the Board of Directors or senior management of the counterparties to these transactions.
(2)	47 Million MXN of donations to ITESM was made through Fundacion FEMSA as intermediary.

The benefits and aggregate compensation paid to executive officers and senior management of the Company, recognized as an expense during the reporting period were as follows:

	2017		2016		2015
Current employee benefits	Ps.	621	Ps.	652	Ps.	552
Termination benefits		27		154		32
Shared based payments		316		258		138